(Wanger Select)

WANGER ADVISORS TRUST
Wanger Select
(the "Fund")

Supplement dated January 24, 2011 to the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011 are supplemented as follows:

The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following:

The Fund was previously registered as a non-diversified investment company. Because its investments remained diversified for a period of approximately three years, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified investment company. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

The last bullet point under the heading Principal Risks is deleted in its entirety.

(Wanger Select)

WANGER ADVISORS TRUST
Wanger Select
(the "Fund")

Supplement dated January 24, 2011 to the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011 are supplemented as follows:

The Fund was previously registered as a non-diversified investment company. Because its investments remained diversified for a period of approximately three years, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified investment company. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

The last bullet point under the heading Principal Risks is deleted in its entirety.
The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following:

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000929521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 24, 2012
Prospectus Date	rr_ProspectusDate	Jan 24, 2012
(Wanger Select)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
WANGER ADVISORS TRUST
Wanger Select
(the "Fund")

Supplement dated January 24, 2011 to the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011 are supplemented as follows:

Strategy Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02	The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund was previously registered as a non-diversified investment company. Because its investments remained diversified for a period of approximately three years, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified investment company. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

Risk Narrative Supplement [Text Block]	columbia_SupplementTextBlock_01	The last bullet point under the heading Principal Risks is deleted in its entirety.